Leases - Schedule of Future Minimum Lease Payments under Capital Leases for Current Period (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014
Leases
Future minimum lease payments, Total	¥ 67,193
Future minimum lease payments, Less than 1 year	1,795
Future minimum lease payments, 1 to 2 years	4,429
Future minimum lease payments, 2 to 3 years	4,417
Future minimum lease payments, 3 to 4 years	4,239
Future minimum lease payments, 4 to 5 years	4,276
Future minimum lease payments, More than 5 years	¥ 48,037